CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash from operating activities:
Net Loss	$ (3,612,938)	$ (1,905,622)	$ (2,470,882)	$ (1,580,887)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense			220,405
Depreciation and amortization	97,353	87,325	184,620	98,922
Stock based compensation	96,270	28,133	44,874	447,826
Modification of employee stock options	102,800
Interest expense related to debt discounts	94,627		64,652
Amortization of operating lease right of use asset			214,100
Changes in assets and liabilities:
Accounts receivable	2,114,802	(302,986)	(1,293,219)	(1,240,489)
Contract assets	530,110	904,543	(167,316)	(784,811)
Prepaid expenses and other current assets	235,194	86,411	(174,202)	97,964
Operating lease right of use asset	113,419	(565,925)
Accounts payable	(2,009,394)	(519,468)	1,224,720	604,096
Related payable-related party	(300)		(682)	875
Payroll taxes payable	(104,381)	(196,609)	(202,462)	168,125
Accrued expenses	(247,474)	15,671	203,861	(128,948)
Operating lease obligation	(114,865)	592,402	(201,761)
Contract liabilities	(5,378)	(1,170,197)	(2,240,168)	2,048,419
Deferred revenue	(442,598)	234,988	573,900	(76,379)
Net cash used in operating activities	(3,152,753)	(2,711,334)	(4,019,560)	(345,287)
Cash flows from investing activities:
Software development costs				(60,000)
Purchase of patents/trademarks	(7,735)	(3,000)	(13,095)	(13,285)
Purchase of fixed assets	(171,467)	(223,549)	(206,480)	(212,393)
Net cash used in investing activities	(179,202)	(226,549)	(219,575)	(285,678)
Cash flows from financing activities:
Repurchase of common stock		(1,151)	(7,993)	(1,459)
Repayments of line of credit	(27,615)	(2,497)	(3,586)	(3,312)
Issuance cost	(1,001,885)	(10,000)	(20,000)
Repayments of notes payable - related parties			(80,000)	(48,215)
Repayments of notes payable	(1,000,000)		(262,500)
Repayments of insurance and equipment financing	(83,257)	(141,105)	(266,134)	(243,566)
Payment of finance lease	(21,786)		(24,652)
Proceeds from SBA loan	1,410,270
Proceeds from equipment financing	121,637		102,928
Proceeds from notes payable-related parties			1,080,000
Proceeds from notes payable			250,000
Proceeds from common stock issued	9,253,128
Proceeds from warrants exercised		2,164,019	2,318,020	195,000
Net cash provided by (used in) financing activities	8,650,492	2,009,266	3,086,083	(101,552)
Net increase (decrease) in cash	5,318,537	(928,617)	(1,153,052)	(732,517)
Cash, beginning of year	56,249	1,209,301	1,209,301	1,941,818
Cash, end of year	5,374,786	280,684	56,249	1,209,301
Supplemental Disclosure of Cash Flow Information:
Interest paid	29,830	4,109	6,320	7,411
Taxes paid
Supplemental Non-Cash Investing and Financing Activities:
Common stock issued for accrued BOD fees	15,000		32,917	73,708
Lease right of use asset and liability	644,245
Note issued for financing of insurance premiums	$ 216,754	$ 217,804
Common stock issued for accrued officer salary				72,292
Note issued for financing of insurance premiums			260,103	242,239
Debt discount on notes payable			12,500
Note issued for equipment financing lease			55,822
Right of Use Asset and Liability			644,245
Relative fair value of warrant recorded as debt discount			$ 146,779